Label	Element	Value
Nuveen International Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen International Opportunities Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The third paragraph in the section entitled “Principal investment strategies” in the “Summary information” section for the Nuveen International Opportunities Fund (the “Fund”) on page 27 of the Statutory Prospectus is replaced in its entirety with the following:

The Fund is actively managed; however, Advisors regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the MSCI ACWI (All Country World Index) ex USA® Growth Index (the “MSCI ACWI ex USA Growth Index”), to seek to control risk.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The “Average Annual Total Returns” table in the section entitled “Past performance” in the “Summary information” section for the Fund on page 32 of the Statutory Prospectus is replaced in its entirety with the following:

Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after -tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after -tax returns for other classes will vary.

Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	Nuveen Mutual Funds Nuveen International Opportunities Fund SUPPLEMENT NO. 2 dated August 7, 2025 to the Statutory Prospectus of the Nuveen International Funds dated March 1, 2025
MSCI ACWI ex USA
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI ex USA
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.48%
MSCI ACWI ex USA Growth
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI ex USA Growth
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.58%
Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%
Performance Inception Date	oef_PerfInceptionDate	Apr. 12, 2013
Class R6 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.42%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.76%
Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.74%
Performance Inception Date	oef_PerfInceptionDate	Apr. 12, 2013
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(5.36%)	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.17%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.85%	[1]
Performance Inception Date	oef_PerfInceptionDate	Apr. 12, 2013
Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.68%
Performance Inception Date	oef_PerfInceptionDate	Apr. 12, 2013
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.21%
Performance Inception Date	oef_PerfInceptionDate	Dec. 04, 2015
Class W
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.61%
Performance Inception Date	oef_PerfInceptionDate	Sep. 28, 2018

[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.